RESTRICTED CASH (Details) € in Millions, $ in Millions, $ in Millions, XOF in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XOF	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XOF
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 90.5				$ 56.3
Essakane mine
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	52.6	XOF 31.2			45.3	XOF 27.8
Collateral for surety bonds issued for Guarantee of certain environmental closure costs obligations	24.2		€ 21.9
Doyon and Côté Gold
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Collateral for surety bonds issued for Guarantee of certain environmental closure costs obligations	11.4				11.0
Doyon division including the Westwood mine1
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Collateral for surety bonds issued for Guarantee of certain environmental closure costs obligations	$ 2.3			$ 3.0	$ 0.0